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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/17

Item 1. Schedule of Investments.

Invesco Municipal Trust Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	VK-CE-MUNI-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–162.24%(a)

Alabama–2.89%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,770	$5,435,129
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2039	1,245	1,430,293
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2044	1,245	1,426,148
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC)(b)(c)	5.00%	06/01/2039	2,150	2,151,699
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	1,650	1,786,934
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	735	811,800
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,235	1,421,460
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,467,751
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	2,700	3,328,776
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,117,017
				21,377,007

Alaska–0.47%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,160	3,486,554

Arizona–3.31%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,462,789
Arizona (State of) Transportation Board; Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	1,700	1,736,499
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	2,545	2,599,641
Series 2011 A, Ref. Sub. Highway RB(c)(d)(e)	5.25%	07/01/2021	2,500	2,808,375
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	533,050
Series 2010, RB	5.13%	05/15/2040	1,100	1,173,524
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(b)	5.25%	01/01/2032	1,035	1,037,970
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	640	656,154
Series 2009, Education RB	7.13%	01/01/2045	610	626,269
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	500	568,530
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,369,228
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,550	1,786,778
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	2,475	2,846,473
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	2,050	2,125,973
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,199,771
				24,531,024

California–13.16%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,250	2,559,150
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2020	4,000	3,788,640

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2018	$6,000	$6,075,000
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2019	2,500	2,616,675
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.13%	04/01/2019	4,000	4,193,240
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	2,490	2,859,616
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2028	800	596,696
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(h)	0.00%	06/01/2055	11,000	471,570
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(d)(e)	6.00%	07/01/2019	1,000	1,069,930
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	1,735	1,994,452
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,108,930
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2027	1,375	1,530,265
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2030	1,600	1,763,136
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	3,535	3,839,788
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,359,098
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	855	936,533
Series 2016 A, RB(f)	5.00%	12/01/2041	1,355	1,472,072
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,216,045
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,205	1,276,228
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	695	736,081
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,368,023
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,124,105
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,281,270
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,763,145
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	405	405,595
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM)(b)(h)	0.00%	01/15/2034	4,125	2,224,241
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,420	5,419,892
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,790	2,790,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,306,940
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,147,750
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB(c)	5.00%	07/01/2043	3,500	3,932,355
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,054,390
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,265,700
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	50	50,360
Palomar Pomerado Health; Series 2009, COP(d)(e)	6.75%	11/01/2019	1,125	1,235,678
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2046	4,955	1,556,415
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,462,725
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,000	1,165,640
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2021	4,110	4,610,762
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	775	850,950
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	1,550	1,699,761
Series 2017 A, RB(g)	5.25%	05/01/2042	1,495	1,774,311
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/2036	3,360	3,758,563

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	$685	$756,637
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2041	3,485	865,116
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,592,925
Vernon (City of); Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	440	459,122
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,025	1,082,318
				97,467,834

Colorado–4.43%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB(c)(d)(e)	5.00%	03/01/2022	3,850	4,366,016
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(c)(d)(e)	5.00%	05/01/2018	4,875	4,948,759
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	585	650,350
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	295,077
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	355,011
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,015	1,107,670
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,207,646
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,564,948
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,098,029
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,210	1,392,286
Platte River Power Authority; Series 2009 HH, RB(d)(e)	5.00%	06/01/2019	1,000	1,051,280
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(f)	5.00%	12/15/2041	965	990,351
University of Colorado; Series 2013 A, Enterprise RB(c)	5.00%	06/01/2037	5,845	6,606,487
Series 2013 A, Enterprise RB(c)	5.00%	06/01/2043	5,465	6,135,173
				32,769,083

Connecticut–0.56%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(g)	6.60%	07/01/2024	2,840	2,847,185
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(g)	5.50%	04/01/2021	1,200	1,325,040
				4,172,225

District of Columbia–4.12%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,135,710
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	2,400	2,603,880
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	700	761,033
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	775	798,374
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	1,575	1,622,502
Series 2013 A, Public Utility Sub. Lien RB(c)	5.00%	10/01/2044	3,000	3,357,480
District of Columbia; Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2034	3,445	3,975,978
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2035	6,890	7,938,520
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,296,128
				30,489,605

Florida–7.34%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,640

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	$1,000	$1,138,640
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,270	2,553,841
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,828,819
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	2,190	2,485,190
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	1,300	1,433,952
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,597,820
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(e)	5.95%	07/01/2020	35	38,760
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,350	3,593,344
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(g)	5.13%	06/01/2027	1,650	1,824,817
Hillsborough (County of) Aviation Authority; Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.38%	10/01/2033	975	1,001,598
Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.50%	10/01/2038	2,175	2,235,465
JEA; Series 2012 Three B, Electric System RB(c)	5.00%	10/01/2039	3,100	3,397,538
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,011,820
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,335,188
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(d)(e)	6.13%	08/01/2020	470	522,908
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	170	186,519
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,000	1,120,670
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,289,323
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM) (b)	5.00%	10/01/2035	1,950	2,175,868
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,795	3,230,181
Series 2017 B, Ref. Aviation RB(g)	5.00%	10/01/2040	3,015	3,466,557
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	3,350	3,857,827
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/2035	120	10,200
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	105	105,141
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(INS-BHAC) (b)(c)	5.50%	10/01/2023	2,600	2,781,610
Series 2011, Ref. RB(c)	5.00%	10/01/2031	2,565	2,851,947
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(j)(k)	0.97%	11/01/2038	100	100,000
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC)(b)(d)	5.35%	05/01/2018	3,250	3,299,205
Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	290	297,824
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	735	514,766
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,100,940
				54,389,920

Georgia–2.40%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	290	300,892
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	160	166,032
Series 2009 B, Tax Allocation RB(d)(e)	7.38%	01/01/2019	205	217,655
Atlanta (City of); Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,200	1,299,300
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,300	1,407,575
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,200	1,299,300
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	8,290	9,580,339

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	$1,000	$1,092,140
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,265,035
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,138,900
				17,767,168

Guam–0.85%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB(d)(e)	5.38%	12/01/2019	350	375,799
Series 2009 A, Limited Obligation RB(d)(e)	5.63%	12/01/2019	1,850	1,995,391
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	835	882,010
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB(d)(e)	5.63%	07/01/2020	1,400	1,532,496
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	821,925
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	668,713
				6,276,334

Hawaii–1.08%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,000	1,082,780
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,819,300
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,198,235
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	1,695	1,912,130
				8,012,445

Idaho–0.52%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	750	783,998
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,044,510
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	890,647
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	1,040	1,142,190
				3,861,345

Illinois–17.41%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,000,570
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,650	1,640,463
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	622	448,922
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2031	2,650	3,009,075
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	1,250	1,384,212
Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Passenger Facility Charge RB(g)	5.00%	01/01/2030	4,500	4,911,300
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,839,917
Series 2015 C, RB(g)	5.00%	01/01/2046	850	939,361
Series 2015 D, RB	5.00%	01/01/2046	595	665,508
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,685	1,917,277
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,355	1,602,694
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	1,705	1,748,136
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,755	1,968,075
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	3,795	4,087,291
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,079,778

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$1,050	$1,135,439
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	1,190	1,283,796
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	366,367
Series 2008 A, Unlimited Tax GO Bonds(INS-AGC) (b)	5.25%	01/01/2025	3,100	3,108,897
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	610	619,858
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	410	416,626
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	1,905	2,025,320
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,515,825
Series 2012 A, Unlimited Tax GO Bonds(INS-BAM) (b)	5.00%	01/01/2033	1,290	1,367,129
Series 2014, Ref. Motor Fuel Tax RB(INS-AGM) (b)	5.00%	01/01/2032	1,175	1,272,196
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	951,536
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,686,393
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,025	2,325,631
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	565	515,331
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,094,920
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,505,904
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,125	1,162,114
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,079,550
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB(c)	5.38%	08/15/2024	2,200	2,344,166
Series 2009 A, RB(c)	5.75%	08/15/2030	1,400	1,503,516
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,625,444
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	230	12,666
Series 2016 B, RB	5.63%	05/15/2020	1,108	1,101,597
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB(d)(e)	6.25%	11/15/2019	755	821,576
Series 2009, RB	6.25%	11/15/2035	495	533,650
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	995,080
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	1,905	2,005,032
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,736,734
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	1,675	1,832,299
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(d)(e)	5.50%	02/15/2021	2,370	2,653,760
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	3,630	4,057,469
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB(e)	5.50%	06/15/2050	2,265	2,368,737
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,432,672
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,750	1,709,675
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2031	1,205	1,333,067
Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2032	1,100	1,213,531
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/2038	3,875	4,312,449
Series 2015 A, RB(c)	5.00%	01/01/2040	11,210	12,759,558
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,225	1,267,814
Series 2013, Unlimited Tax GO Bonds(INS-BAM) (b)	5.50%	07/01/2038	2,450	2,693,554
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,638,075
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,258,327
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,328,162
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2027	1,675	1,810,859
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/2041	3,075	3,308,270
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,800	4,291,644

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(i)	6.25%	03/01/2035	$958	$431,100
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(g)	7.00%	12/01/2042	475	480,952
Will County Community School District No. 161 (Summit Hill); Series 1999, Unlimited Tax CAB GO Bonds(e)(h)	0.00%	01/01/2019	425	417,516
Series 1999, Unlimited Tax CAB GO Bonds(INS-NATL) (b)(h)	0.00%	01/01/2019	990	964,112
				128,918,474

Indiana–3.38%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,613,596
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/2019	1,440	1,531,498
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(g)	5.00%	07/01/2040	3,850	4,164,391
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2035	500	545,340
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	575	618,021
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	628,276
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,702,093
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC-Barclays Bank, PLC.)(j)(k)	0.94%	11/01/2037	1,700	1,700,000
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB(d)(e)	5.25%	07/01/2023	1,250	1,474,850
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,235	1,421,510
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	2,000	2,199,240
Series 2013 F, RB(c)	5.00%	02/01/2030	3,240	3,639,622
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(g)	6.75%	01/01/2034	1,500	1,782,720
				25,021,157

Iowa–1.10%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,265	1,312,817
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,090	1,168,011
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,715	1,721,260
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,370	1,375,645
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	12,665	1,351,482
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,200	1,203,240
				8,132,455

Kansas–0.91%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/2038	3,500	3,790,500
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,832,670
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,000	1,146,170
				6,769,340

Kentucky–2.42%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC)(b)	5.75%	12/01/2028	1,500	1,518,510
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,335	1,451,012
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,529,205
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,015	1,095,337

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(d)(e)	6.00%	06/01/2020	$1,500	$1,656,315
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,225	1,363,817
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	3,100	3,460,716
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,425	1,484,251
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,610	1,676,944
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	185	192,692
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	205	213,524
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,116,250
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,145,050
				17,903,623

Louisiana–1.86%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(k)	0.94%	08/01/2035	650	650,000
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	1,155	1,267,104
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	2,000	2,053,440
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $789,930)(f)	5.75%	10/30/2018	790	802,624
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	834,094
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	554,990
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,450	2,453,945
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	932,300
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,788,494
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,491,545
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	927,673
				13,756,209

Maryland–0.83%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	871,971
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,728,757
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,080	1,149,725
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	765	815,321
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	977,744
Series 2017, Ref. RB	5.00%	04/01/2032	540	574,301
				6,117,819

Massachusetts–5.92%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/2030	350	372,043
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB(d)(e)	5.00%	05/01/2019	1,000	1,047,720
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,275,712
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL)(b)(h)	0.00%	01/01/2022	1,550	1,416,064
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	150	150,443
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	499,624
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB(d)(e)	5.25%	04/01/2021	500	557,995

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB(d)(e)	5.13%	11/15/2019	$500	$533,855
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB(d)(e)	5.38%	08/01/2018	500	513,305
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	743,785
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB(d)(e)	5.00%	01/01/2020	230	246,236
Series 2010 A, RB	5.00%	01/01/2040	20	20,774
Series 2016 A, RB	5.00%	01/01/2047	5,870	6,627,289
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/2024	250	250,307
Series 2005, RB	5.50%	01/01/2035	450	450,621
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM)(b)	5.25%	07/01/2033	300	332,049
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	532,395
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/2032	2,500	3,353,125
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	541,515
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	551,860
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	802,102
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2007, RB	5.00%	07/01/2047	285	285,855
Series 2012 L, RB	5.00%	07/01/2041	3,425	3,760,342
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(d)(e)	8.00%	10/15/2019	250	278,620
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB(d)(e)	5.63%	10/15/2019	500	537,470
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	538,495
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(d)(e)	6.75%	01/01/2021	300	345,393
Series 2011 I, RB	6.75%	01/01/2036	200	227,998
Series 2011 I, RB(d)(e)	7.25%	01/01/2021	495	577,284
Series 2011 I, RB	7.25%	01/01/2032	330	381,091
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	500	549,725
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB(g)	5.63%	07/01/2028	175	189,163
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	273,022
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB(INS-AGM) (b)	5.25%	08/01/2031	500	646,145
Series 2011 B, General RB(d)(e)	5.00%	08/01/2021	200	223,008
Series 2011 C, Ref. General RB(c)	5.00%	08/01/2030	3,500	3,886,855
Series 2011 C, Ref. General RB(c)	5.00%	08/01/2031	2,000	2,214,320
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds(INS-AMBAC) (b)	5.50%	08/01/2030	1,500	1,955,085
Series 2005, Ref. Special Obligation Dedicated Tax RB(INS-NATL) (b)	5.50%	01/01/2023	1,000	1,164,940
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC)(b)	5.25%	06/01/2019	1,975	1,980,411
				43,834,041

Michigan–3.34%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,865	3,276,815
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,064,070
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,355,681
Series 2014 C-3, Ref. Local Government Loan Program RB(INS-AGM) (b)	5.00%	07/01/2032	2,500	2,820,150
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	625	694,738
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	702,244
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,270	1,413,637

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	$2,275	$2,552,050
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	3,890	4,414,956
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,305	3,313,923
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,135,200
				24,743,464

Minnesota–0.50%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	501,735
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	1,850	1,937,912
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,200	1,259,832
				3,699,479

Mississippi–0.24%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2009 D, VRD Gulf Opportunity Zone IDR(k)	0.95%	12/01/2030	1,800	1,800,000

Missouri–0.73%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	750	841,853
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,700,542
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	510	534,358
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,050,120
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,304,555
				5,431,428

Nebraska–1.58%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	3,500	3,865,750
Series 2012, Gas RB	5.25%	09/01/2037	2,485	2,779,249
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,075,720
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/2036	3,690	4,007,008
				11,727,727

Nevada–0.70%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	2,220	2,260,892
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	2,860	2,912,681
				5,173,573

New Jersey–15.33%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	850	825,588
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	02/01/2021	1,000	1,038,960
East Orange (City of) Board of Education; Series 1998, CAB COP(INS-AGM) (b)(h)	0.00%	08/01/2019	1,845	1,780,130
Series 1998, CAB COP(INS-AGM) (b)(h)	0.00%	02/01/2025	1,845	1,505,612
Series 1998, CAB COP(INS-AGM) (b)(h)	0.00%	02/01/2028	2,850	2,072,634
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,063,130
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL)(b)	5.50%	10/01/2028	1,000	1,277,480

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC)(b)	5.00%	04/01/2021	$775	$808,247
Garden State Preservation Trust; Series 2003 B, Open Space & Farmland Preservation CAB RB(INS-AGM) (b)(h)	0.00%	11/01/2025	2,000	1,607,700
Series 2005 A, Open Space & Farmland Preservation RB(INS-AGM) (b)	5.75%	11/01/2028	1,000	1,214,250
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,084,300
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB(g)	5.60%	11/01/2034	1,000	1,076,620
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,011,500
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,140	1,214,111
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,125,790
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2007, RB	5.13%	06/15/2027	525	525,341
Series 2007, RB	5.13%	06/15/2037	700	700,399
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,650	2,851,426
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009, RB(d)(e)	5.50%	12/15/2018	350	364,963
Series 2009, RB(INS-AGC) (b)	5.50%	12/15/2034	5	5,193
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(g)	5.13%	01/01/2034	1,250	1,386,962
Series 2013, Private Activity RB(g)	5.38%	01/01/2043	1,000	1,114,520
New Jersey (State of) Economic Development Authority; Series 1992, RB(INS-NATL) (b)	5.90%	03/15/2021	22,090	22,856,302
Series 2004 A, Motor Vehicle RB(INS-BHAC) (b)(c)	5.25%	07/01/2026	7,000	8,453,340
Series 2005 N-1, Ref. School Facilities Construction RB(INS-AMBAC) (b)	5.50%	09/01/2026	1,500	1,761,195
Series 2009, School Facilities Construction RB(d)(e)	5.50%	12/15/2018	645	672,909
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,071,420
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	537,195
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/2036	500	531,835
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB(d)(e)	6.00%	07/01/2021	750	863,362
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(d)(e)	5.63%	07/01/2021	1,000	1,136,310
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB(d)(e)	5.13%	01/01/2018	1,000	1,002,940
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	533,170
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB(d)(e)	5.00%	07/01/2018	1,880	1,920,364
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB(d)(e)	5.00%	01/01/2020	550	588,242
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(e)	5.25%	07/01/2023	1,000	1,182,790
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB(d)(e)	6.63%	07/01/2018	1,000	1,030,750
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(e)	6.75%	07/01/2019	1,865	1,960,768
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,579,290
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/2025	2,915	3,082,991
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/2026	1,835	1,939,210

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2018	$1,000	$1,020,220
Series 2009 A, Transportation System CAB RB(h)	0.00%	12/15/2039	6,000	2,231,700
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2030	1,600	929,712
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2031	3,000	1,662,900
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,015	1,135,968
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,690	1,721,231
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,690	1,721,772
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB(INS-AGM) (b)	5.25%	01/01/2027	705	876,414
Series 2009 E, RB(d)(e)	5.25%	01/01/2019	1,000	1,039,720
Series 2013 A, RB	5.00%	01/01/2038	1,900	2,125,036
New Jersey Institute of Technology; Series 2012 A, RB(d)(e)	5.00%	07/01/2022	155	177,348
Series 2012 A, RB	5.00%	07/01/2042	345	381,746
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB(d)(e)	6.75%	12/01/2019	600	660,582
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/2042	500	534,355
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL)(b)(h)	0.00%	09/01/2032	5,000	3,086,200
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM)(b)	5.25%	08/15/2032	1,300	1,303,510
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	4,015	4,022,548
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	4,025	3,890,042
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,580	5,599,363
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,045	1,004,538
				113,484,144

New Mexico–0.64%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(d)	5.20%	06/01/2020	1,000	1,080,700
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,283,645
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(c)(d)(e)	6.38%	08/01/2018	1,350	1,394,105
				4,758,450

New York–14.24%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	1,370	1,504,877
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	570	627,593
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	2,899,195
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	1,000	1,070,690
Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	1,500	1,606,035
Series 2010 D, RB(d)(e)	5.25%	11/15/2020	2,500	2,761,650
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,850	2,083,137
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,125	2,458,115
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	710	788,576
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,280,010
New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB(INS-NATL) (b)	5.38%	03/01/2028	2,000	2,421,900
One Hundred Fifty-Second Series 2008, Consolidated RB(c)(g)	5.00%	11/01/2028	3,700	3,755,352
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(g)	5.75%	10/01/2036	2,765	2,763,452
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	6,915	7,669,841
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,632,032

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	$3,400	$3,536,034
Series 2013, Sub. Future Tax Sec. RB(c)	5.00%	11/01/2038	5,010	5,717,512
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,647,450
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/2033	4,845	5,417,776
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/2026	4,775	4,803,984
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,170	3,481,072
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	2,220	2,449,748
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	1,975,575
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,255	1,347,857
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB(d)(e)	5.00%	10/01/2019	2,820	2,996,983
Series 2009 C, School Districts Bond Financing Program RB(INS-AGC) (b)	5.00%	10/01/2023	180	190,157
Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	5,510	6,271,482
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,000	2,088,940
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	1,800	1,880,046
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/2031	1,905	2,225,783
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	5,315	5,717,930
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,043,480
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(g)	5.00%	08/01/2031	1,685	1,794,255
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(g)	5.00%	07/01/2046	1,775	1,943,217
Series 2016 A, Special Facilities RB(g)	5.25%	01/01/2050	3,235	3,589,912
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,980	2,014,432
				105,456,080

North Carolina–2.61%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,345	8,384,465
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(g)	5.00%	06/30/2054	3,120	3,343,049
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	4,300	4,454,671
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2036	2,870	3,142,707
				19,324,892

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,051,860

Ohio–15.08%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	217,860
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,425,918
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,298,540
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,967,664
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,699,043
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	604,753
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,068,610
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB(INS-AGC) (b)	5.25%	02/15/2019	185	186,452
Series 2008, Ref. RB(d)(e)	5.25%	02/15/2018	2,815	2,837,098
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,219,115
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB(d)(e)	5.75%	06/01/2020	1,000	1,096,850

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	$255	$239,063
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,655	7,291,464
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	428,681
Cincinnati (City of); Series 2011 A, Ref. Water System RB(c)(d)(e)	5.00%	12/01/2021	5,000	5,640,350
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,100	1,159,576
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM)(b)	5.50%	10/01/2019	2,825	3,019,134
Columbus City School District; Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,049,010
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,049,010
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	545,175
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,690	1,877,860
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL)(b)	6.20%	12/01/2017	120	120,000
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,064,810
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	930	1,019,066
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	821,828
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2041	1,500	1,635,375
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,570	1,827,244
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,490	1,607,576
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM)(b)	5.00%	06/01/2030	1,000	1,066,770
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,470	2,778,799
Hamilton (County of); Series 2000 B, Sales Tax CAB RB(INS-AMBAC) (b)(h)	0.00%	12/01/2023	2,000	1,730,520
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,104,020
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,300	1,489,228
Kent State University; Series 2009 B, General Receipts RB(d)(e)	5.00%	05/01/2019	920	963,902
Series 2009 B, General Receipts RB(INS-AGC) (b)	5.00%	05/01/2028	80	83,623
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB(INS-AGM) (b)	5.00%	04/01/2024	1,475	1,499,854
Series 2006 H, Hospital Facilities RB(INS-AGC) (b)(c)	5.00%	02/01/2024	5,840	5,941,616
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB(d)(e)	7.00%	11/01/2020	1,000	1,145,760
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	1,000	1,142,530
Series 2011 A, Hospital RB	6.00%	11/15/2041	1,000	1,161,400
Medina City School District (School Facilities); Series 2008, COP(d)(e)	5.25%	06/01/2018	1,000	1,019,390
Miami University; Series 2011, Ref. General Receipts RB(c)	5.00%	09/01/2031	5,050	5,604,945
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(c)(d)(e)	5.00%	04/28/2018	9,125	9,260,598
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL)(b)	6.25%	04/01/2020	1,755	1,834,800
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,077,300
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,345,601
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB(c)(d)(e)	5.13%	01/01/2019	4,000	4,151,400
Series 2009 B, Hospital RB(c)(e)	5.50%	01/01/2034	1,000	1,041,830
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	805	898,871
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,599,210

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	$3,450	$3,433,164
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(f)(g)	4.25%	01/15/2038	585	599,941
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	255	279,972
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	380	417,213
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,330	1,432,955
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	220	236,487
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	827,288
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA)(g)	5.85%	09/20/2028	670	688,425
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA)(g)	5.25%	09/01/2030	65	65,085
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL)(b)(h)	0.00%	02/15/2030	1,000	686,320
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB(d)(e)	5.00%	02/15/2020	1,000	1,073,550
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	1,495	1,478,570
Ohio State University; Series 2010 D, RB(e)	5.00%	12/01/2030	45	58,109
Series 2010 D, RB	5.00%	12/01/2030	955	1,184,859
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB(d)(e)	5.00%	01/01/2021	315	347,206
Series 2011, Lease RB	5.00%	01/01/2030	185	199,687
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2028	1,000	1,084,870
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	811,388
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/2029	650	709,241
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(d)(e)	5.00%	06/01/2019	1,000	1,050,520
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,067,400
				111,691,342

Oklahoma–1.14%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	2,735	3,182,309
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	2,670	3,094,637
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,945	2,144,654
				8,421,600

Pennsylvania–2.48%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,060,660
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,855,052
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,044,970
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	840	882,437
Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	740	777,385
Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	245	257,377
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	580	647,692
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	610	681,193
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,060	1,183,713
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	215	241,654
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	985	1,107,110
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	200	224,794
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(l)	5.13%	12/01/2039	2,000	1,669,080
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	2,350	2,702,218

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	$720	$819,238
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	947,845

Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,100	1,250,832
				18,353,250

Puerto Rico–0.39%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	5,915	667,094
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL)(b)(h)	0.00%	08/01/2044	11,545	2,195,397
				2,862,491

South Carolina–1.29%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,043,620
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,742,528
South Carolina (State of) Ports Authority; Series 2015, RB(g)	5.25%	07/01/2050	1,865	2,088,371
Series 2015, RB(g)	5.25%	07/01/2055	1,350	1,511,690
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/2033	3,000	3,169,710
				9,555,919

South Dakota–0.46%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,620	1,777,561
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,617,898
				3,395,459

Tennessee–0.38%

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(c)(d)(e)	5.25%	03/01/2018	2,650	2,675,440
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2024	120	138,278
				2,813,718

Texas–16.87%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,921,305
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2018	1,225	1,255,809
Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2019	1,440	1,519,877
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,592,266
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	1,825	2,036,262
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds(c)(d)(e)	5.00%	08/15/2018	5,250	5,384,295
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(k)	0.88%	11/01/2041	1,000	1,000,000
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	825	872,702
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(e)	5.00%	12/01/2019	1,000	1,064,760
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(g)	4.75%	07/01/2024	1,235	1,348,805
Houston (City of); Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,865	2,066,588
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	900	994,050
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2036	995	1,094,619
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	850	906,083
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,330	1,368,251
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,511,048

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority; Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	$5	$5,672
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,602,124
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,529,417
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,010	2,174,900
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2052	1,500	1,534,320
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	880	882,878
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	120,392
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	875	878,106
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,095	1,098,887
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	125,444
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	155,550
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/2018	2,850	2,859,690
Series 2008I, Ref. CAB First Tier System RB(INS-AGC) (b)	6.20%	01/01/2042	1,000	1,254,030
Series 2011 A, Special Projects System RB(c)(d)(e)	5.50%	09/01/2021	2,895	3,286,462
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	9,860	10,933,557
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	5,715	6,485,839
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,126,794
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,015	1,072,216
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,940	2,024,118
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,200
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	541,013
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	451,112
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,540	2,715,514
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	3,300	3,456,684
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,818,866
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	4,130	4,582,813
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	3,475	1,579,109
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	4,530	1,961,445
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,695	1,884,009
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)(d)(e)	5.00%	04/01/2018	5,230	5,293,649
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,695	1,968,776
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	2,500	2,622,575
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	7,133,964
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,683,000
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,646,808
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,668,720
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,973,873
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,108,000
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(g)	5.00%	12/31/2055	1,140	1,250,945

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	$1,550	$1,706,131
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(g)	7.00%	12/31/2038	1,475	1,763,348
				124,897,670

Utah–0.53%

Salt Lake City (City of); Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	2,705	3,110,993
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	800	801,536
				3,912,529

Virgin Islands–0.41%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	396,937
Series 2009 A, Sub. RB	6.75%	10/01/2019	440	320,373
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,500	911,250
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	425	258,188
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,850	1,123,875
				3,010,623

Virginia–1.92%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(g)	5.00%	01/01/2040	2,355	2,527,810
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	2,950	3,279,014
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	795	902,778
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(g)	5.00%	07/01/2034	3,530	3,812,894
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(g)	5.00%	12/31/2056	3,350	3,712,503
				14,234,999

Washington–2.58%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS-NATL)(b)(h)	0.00%	02/01/2024	5,000	4,301,100
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/2026	1,525	1,698,194
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,270	1,278,407
Seattle (Port of); Series 2017 C, Intermediate Lien RB(g)	5.25%	05/01/2042	1,175	1,390,283
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2033	1,500	1,653,165
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/2041	2,325	2,440,390
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	1,025	1,183,855
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,345,875
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/2027	1,545	1,550,423
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,180,080
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,092,570
				19,114,342

West Virginia–1.01%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(g)	5.50%	10/15/2037	3,500	3,504,445

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	$660	$670,078
Series 2008, RB	6.25%	10/01/2023	1,100	1,119,544
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,060	1,120,537
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,020	1,078,252
				7,492,856

Wisconsin–1.95%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	915	996,133
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,135	2,469,725
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	450	451,314
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	410	411,124
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,305	1,382,256
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	5,925	6,673,683
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	964,180
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.38%	05/01/2019	95	99,959
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	915	963,812
				14,412,186

Wyoming–0.74%

Lincoln (County of), (Exxon Corp.); Series 2014, Ref. VRD PCR(k)	0.94%	10/01/2044	1,700	1,700,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,271,206
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)	5.00%	01/01/2047	2,205	2,493,149
				5,464,355
TOTAL INVESTMENTS IN SECURITIES(m)–162.24% (Cost $1,131,913,360)				1,201,338,098
FLOATING RATE NOTE OBLIGATIONS–(29.16)%
Notes with interest and fee rates ranging from 1.50% to 1.89% at 11/30/2017 and contractual maturities of collateral ranging from 06/01/2022 to 04/01/2056 (See Note 1D)(n)				(215,900,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.49)%				(262,784,032)
OTHER ASSETS LESS LIABILITIES–2.41%				17,795,262
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$740,449,328

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Investment Abbreviations:
ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
Ctfs.	—	Certificates
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $27,481,068, which represented 3.71% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2017 was $441,302, which represented less than 1% of the Trust’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Trust’s investments with a value of $343,082,763 are held by TOB Trusts and serve as collateral for the $215,900,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Municipal Trust

C.	Country Determination – (continued)
and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Municipal Trust

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.